Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0001076673
Registrant Name	Advantage Advisers Xanthus Fund, L.L.C.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A